CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 114,080	$ 26,759	$ 44,566
Total cost of revenue	90,852	24,702	1,458
Gross profit	23,228	2,057	43,108
Operating expenses:
Selling, general and administrative expenses	72,825	32,399	24,862
Research and development expense	760	1,635	0
Professional fees	34,710	12,541	5,828
Impairment loss of intangible assets	71,070	33,230	73,669
Goodwill impairments	101,470	18,089	0
Change in fair value of contingent consideration, net	(9,600)	(5,503)	5,094
Litigation settlements	5,432	0	0
Depreciation and amortization	6,118	5,310	2,229
Total operating expenses	282,785	97,701	111,682
Loss from operations	(259,557)	(95,644)	(68,574)
Interest and other income (expense):
Interest income	1,502	108	68
Interest expense	(2,139)	(16,078)	(5,684)
Expense due to conversion of notes	0	(2,266)	0
Gain (loss) on extinguishment of debt	300	8,891	(3,940)
(Loss) gain on disposal of subsidiaries, net	(1,264)	276	(952)
Gain (loss) on remeasurement of investment	2,915	0	(3,179)
Other income (expense), net	1,261	6,604	(433)
Loss before income taxes and non-controlling interest	(256,982)	(98,109)	(82,694)
Income tax benefit (expense)	11,786	3,308	(417)
Impairment of and equity in loss of equity method investees	(11,529)	(16,780)	(13,718)
Net loss	(256,725)	(111,581)	(96,829)
Deemed dividend related to warrant repricing	0	(184)	(827)
Net loss attributable to common shareholders	(256,725)	(111,765)	(97,656)
Net (income) loss attributable to non-controlling interest	714	10,501	(852)
Net loss attributable to Ideanomics, Inc. common shareholders	$ (256,011)	$ (101,264)	$ (98,508)
Basic loss per share (in dollars per share)	$ (0.57)	$ (0.47)	$ (0.82)
Diluted loss per share (in dollars per share)	$ (0.57)	$ (0.47)	$ (0.82)
Weighted average shares outstanding:
Basic (in shares)	447,829,204	213,490,535	119,766,859
Diluted (in shares)	447,829,204	213,490,535	119,766,859
Product
Revenue	$ 37,009	$ 25,128	$ 0
Total cost of revenue	37,845	23,644	0
Service
Revenue	75,766	1,631	44,566
Total cost of revenue	51,562	1,058	1,458
Other revenue
Revenue	1,305	0	0
Total cost of revenue	$ 1,445	$ 0	$ 0